Document And Entity Information	Nov. 11, 2026
Document Information [Line Items]
Entity, Registrant Name	BK Technologies Corporation
Document, Type	8-K
Document, Period End Date	Nov. 11, 2026
Entity, Incorporation, State or Country Code	NV
Entity, File Number	001-32644
Entity, Tax Identification Number	83-4064262
Entity, Address, Address Line One	7100 Technology Drive
Entity, Address, City or Town	West Melbourne
Entity, Address, State or Province	FL
Entity, Address, Postal Zip Code	32904
City Area Code	321
Local Phone Number	984-1414
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.60 per share
Trading Symbol	BKTI
Security Exchange Name	NYSE
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000002186